LONG-TERM INVESTMENTS (Details) - Schedule of long term investments - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Marketable Securities [Line Items]
Beginning Balance	¥ 727,426	¥ 738,272	¥ 775,644
Ending Balance	530,207	727,426	738,272
Additions	17,207	58,068	469,578
Disposals	(52,738)	(26,635)	(15,443)
Loss in held-to-maturity investment		(14,096)
Share of (loss) in equity method investments	19,432	(7,167)	(21,317)
Impairment charges	(181,820)	(27,422)	(462,490)
Impact of accounting method changes
Impact of exchange rate	700	6,406	(7,700)
Equity securities without readily determinable fair value [Member]
Marketable Securities [Line Items]
Beginning Balance	631,393	647,702	543,178
Ending Balance	102,510	631,393	647,702
Additions		97	396,549
Disposals			(5,000)
Loss in held-to-maturity investment
Share of (loss) in equity method investments
Impairment charges	(164,161)	(23,193)	(282,076)
Impact of accounting method changes	(361,100)
Impact of exchange rate	(3,622)	6,787	(4,949)
Equity Method Investments [Member]
Marketable Securities [Line Items]
Beginning Balance	58,033	57,491	206,823
Ending Balance	427,697	58,033	57,491
Additions	3,000	19,971	53,929
Disposals	(14,738)	(7,652)
Loss in held-to-maturity investment
Share of (loss) in equity method investments	19,432	(7,167)	(21,317)
Impairment charges	(3,452)	(4,229)	(179,193)
Impact of accounting method changes	361,100
Impact of exchange rate	4,322	(381)	(2,751)
Available for sales investment [Member]
Marketable Securities [Line Items]
Beginning Balance			10,443
Ending Balance
Additions
Disposals			(10,443)
Loss in held-to-maturity investment
Share of (loss) in equity method investments
Impairment charges
Impact of exchange rate
Held-to- maturity investment [Member]
Marketable Securities [Line Items]
Beginning Balance	38,000	33,079	15,200
Ending Balance		38,000	33,079
Additions	14,207	38,000	19,100
Disposals	(38,000)	(18,983)
Loss in held-to-maturity investment		(14,096)
Share of (loss) in equity method investments
Impairment charges	(14,207)		¥ (1,221)
Impact of accounting method changes
Impact of exchange rate